                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2004
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GeoCapital LLC
         ------------------
Address: 825 Third Avenue
         ------------------
         32nd Floor
         ------------------
         New York, NY 10022
         ------------------

Form 13F File Number: 28-4421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Irwin Lieber
       ----------------
Title: Chairman
       ----------------
Phone: (212) 486-4455
       ----------------

Signature, Place, and Date of Signing:

/s/ Irwin Lieber                    New York, NY                  1/04/05
----------------                   --------------                 -------
  (Signature)                       (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F File Number     Name

28-4421                    Irwin Lieber
---------------------    ---------------------
(Repeat as necessary)


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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                        -------------------
Form 13F Information Table Entry Total:
                                        -------------------

Form 13F Information Table Value Total:
                                        -------------------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.      Form 13F File Number      Name

      2         28-4421                   Barry K. Fingerhut
       ----        ----                   -------------------------

      [Repeat as necessary.]

     3         28-4421                   Affiliated Managers Group

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GEOCAPITAL,LLC

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/04
                         RUN DATE: 01/03/05 10:04 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   49

FORM 13F INFORMATION TABLE VALUE TOTAL:   $268,395,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

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                                 GEOCAPITAL, LLC
                           FORM 13F INFORMATION TABLE
                               AS OF DATE 12/31/04

                                            TITLE OF                     VALUE      SHARES/  SH    INVSTMT      VOTING AUTHORITY
                  NAME OF ISSUER             CLASS        CUSIP       (x$1000)     PRN AMT   PR    DSCRETN   SOLE      SHARED   NONE
ACXIOM CORP                                   COM          5125109        7497      285045   SH    DEFINED      0      285045      0
APOLLO GROUP INC CL A                         COM         37604105       19553      242260   SH    DEFINED      0      242260      0
ASCENTIAL SOFTWARE CORPORATION                COM        04362P207        4677      286774   SH    DEFINED      0      286774      0
BEA SYS INC                                   COM         73325102        3575      403485   SH    DEFINED      0      403485      0
BJ SVCS CO                                    COM         55482103        6580      141385   SH    DEFINED      0      141385      0
BORLAND SOFTWARE CORP COM                     COM         99849101        7254      621045   SH    DEFINED      0      621045      0
CAL DIVE INTL INC                             COM        127914109        9852      241765   SH    DEFINED      0      241765      0
CAREMARK RX INC                               COM        141705103        7257      184050   SH    DEFINED      0      184050      0
COVANSYS CORP                                 COM        22281W103        6671      436043   SH    DEFINED      0      436043      0
CUNO INC                                      COM        126583103        4568       76900   SH    DEFINED      0       76900      0
CYPRESS SEMICONDUCTOR CORP                    COM        232806109        3838      327175   SH    DEFINED      0      327175      0
DEVRY INC                                     COM        251893103        5361      308805   SH    DEFINED      0      308805      0
DIAMONDCLUSTER INTL                           COM        25278P106        4441      309900   SH    DEFINED      0      309900      0
DIGITAL RIV INC                               COM        25388B104        5992      144000   SH    DEFINED      0      144000      0
DORAL FINL CORP                               COM        25811P100        7832      159022   SH    DEFINED      0      159022      0
DOUBLECLICK INC                               COM        258609304        5325      684450   SH    DEFINED      0      684450      0
EDUCATION LENDING GROUP                       COM        28140A109        6078      391625   SH    DEFINED      0      391625      0
GARTNER GROUP INC NEW CL A                    COM        366651107        5719      458950   SH    DEFINED      0      458950      0
GREENFIELD ONLINE                             COM        395150105         299       13584   SH    DEFINED      0       13584      0
HEARTLAND EXPRESS INC                         COM        422347104        8676      386099   SH    DEFINED      0      386099      0
HOST MARRIOTT CORP NEW                        COM        44107P104        5652      326690   SH    DEFINED      0      326690      0
INTERNET SEC SYS INC                          COM        46060X107        6238      268305   SH    DEFINED      0      268305      0
INTERSIL CORP CL A                            COM        46069S109        4204      251600   SH    DEFINED      0      251600      0
INTERWOVEN INC                                COM        46114T508        1839      169000   SH    DEFINED      0      169000      0
LECG CORP                                     COM        523234102        4410      236445   SH    DEFINED      0      236445      0
LEGG MASON INC                                COM        524901105        9341      127500   SH    DEFINED      0      127500      0
MACROMEDIA INC                                COM        556100105        8290      266400   SH    DEFINED      0      266400      0
MANUGISTICS GROUP INC                         COM        565011103         990      344955   SH    DEFINED      0      344955      0
MERCURY INTERACTIVE                           COM        589405109        3726       81800   SH    DEFINED      0       81800      0
MILLER HERMAN INC                             COM        600544100        6203      224500   SH    DEFINED      0      224500      0

                                 GEOCAPITAL, LLC
                           FORM 13F INFORMATION TABLE
                               AS OF DATE 12/31/04

                                            TITLE OF                     VALUE      SHARES/  SH    INVSTMT      VOTING AUTHORITY
                  NAME OF ISSUER             CLASS        CUSIP       (x$1000)     PRN AMT   PR    DSCRETN   SOLE      SHARED   NONE
NATIONAL INSTRUMENTS                          COM        636518102        5849      214655   SH    DEFINED      0      214655      0
PRINCETON REVIEW INC                          COM        742352107        3371      548200   SH    DEFINED      0      548200      0
QUEST PRODS CORP                              COM        747955102           8     3556434   SH    DEFINED      0     3556434      0
QUEST SOFTWARE                                COM        74834T103        5640      353605   SH    DEFINED      0      353605      0
S1 CORP                                       COM        78463B101        9930     1097220   SH    DEFINED      0     1097220      0
SCHEIN HENRY INC                              COM        806407102        5666       81362   SH    DEFINED      0       81362      0
SEACOR SMIT INC.                              COM        811904101        5818      108950   SH    DEFINED      0      108950      0
SOTHEBY HLDGS INC CL A                        COM        835898107        6429      354008   SH    DEFINED      0      354008      0
STONEPATH GROUP INC                           COM        861837102          12       10000   SH    DEFINED      0       10000      0
SYCAMORE NETWORKS INC                         COM        871206108        1984      488735   SH    DEFINED      0      488735      0
TECHNOLOGY SOLUTION CO.                       COM        87872T108         230      206793   SH    DEFINED      0      206793      0
TETRA TECHNOLOGIES INC                        COM        88162F105        4961      175298   SH    DEFINED      0      175298      0
UNIVERSAL TECHNICAL INSTITUTE                 COM        913915104        3888      102000   SH    DEFINED      0      102000      0
VANGUARD SHT TRM BD INDX                      MUTU       921937207         250       24651   SH    DEFINED      0       24651      0
VISHAY INTERTECHNOLOGY INC                    COM        928298108         473       31500   SH    DEFINED      0       31500      0
W HLDG CO INC                                 COM        929251106        8847      385679   SH    DEFINED      0      385679      0
WILEY JOHN & SONS INC CL A                    COM        968223206        9198      264000   SH    DEFINED      0      264000      0
WR BERKLEY CORP                               COM         84423102        8096      171625   SH    DEFINED      0      171625      0
YANKEE CANDLE INC                             COM        984757104        5807      175000   SH    DEFINED      0      175000      0

LINE COUNT: 49